STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Collateralized Municipal-Backed Securities - .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	2,995,893		3,307,406
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,495,000		2,661,017
Total Bonds and Notes (cost $5,801,376)			5,968,423

Long-Term Municipal Investments - 99.5%
Alabama - 3.0%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,351,933
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		4,148,863
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.09	12/1/2023	4,000,000	[a]	3,977,480
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,403,020
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	14,000,000	[b]	13,633,760
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper)	2.00	10/1/2024	1,875,000		1,894,350
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,123,537
				31,532,943
Arizona - 1.9%
Arizona State University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,337,573
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	4,500,000		5,075,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Arizona - 1.9% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,958,583
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,985,500
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,457,960
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,183,030
				19,998,421
California - 4.3%
California, GO	5.00	10/1/2030	6,595,000		8,416,209
California, GO, Refunding	5.00	8/1/2036	5,000,000		6,020,200
California, GO, Refunding	5.00	4/1/2033	7,355,000		9,411,384
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,558,250
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	4,750,000		5,618,110
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,170,390
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,662,361
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,438,564
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,119,870
San Mateo Foster City Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,289,651
				45,704,989

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Colorado - 5.2%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	1,500,000		1,742,355
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,568,386
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,535,000		6,780,320
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2049	3,000,000		3,204,510
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2037	2,525,000		2,875,420
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2021	3,000,000	[d]	3,132,090
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B1	5.00	11/9/2022	2,900,000	[d]	3,214,012
Denver City and County , Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,834,520
Denver City and County , Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000		16,830,900
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000		1,747,965
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000		2,131,300
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,500,000		3,743,705
				54,805,483
Connecticut - 2.0%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000		9,062,800
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000		1,207,720
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	5,000,000		5,615,350
The Metropolitan District, Revenue Bonds, Refunding (Green Bonds) Ser. A	5.00	11/1/2033	4,540,000		5,234,711
				21,120,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
District of Columbia - .6%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,454,540
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	4,000,000	4,126,800
				6,581,340
Florida - 7.8%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	9,744,888
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,380,129
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,193,600
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2025	4,750,000	5,597,305
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,733,914
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,953,150
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Project)	5.00	3/1/2032	1,890,000	2,193,477
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,475,588
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,721,655
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,356,060
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,441,080
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,953,985
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000	1,784,990
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,891,545
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,684,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Florida - 7.8% (continued)
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000		5,471,850
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000		5,599,900
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	3,000,000		3,382,980
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000		3,985,508
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000		1,232,390
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health Obligated Group) (Insured; National Public Finance Guarantee Corp.) Ser. A2	2.38	11/15/2023	800,000	[e]	800,000
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000		6,520,213
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000		4,073,825
				82,172,112
Georgia - 5.8%
Atlanta Department of Aviation, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000		18,696,600
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000		3,342,696
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000		1,188,490
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000		1,310,199
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	5,000,000		5,139,600
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	4,000,000		4,154,320
Main Street Natural Gas, Revenue Bonds (Main Street Natural Gas) Ser. B, 1 Month LIBOR x .67 +.75%	1.94	9/1/2023	10,250,000	[a]	10,253,587
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	3/1/2050	8,000,000		9,037,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Georgia - 5.8% (continued)
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000		5,861,752
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		2,057,808
				61,042,172
Illinois - 10.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,418,660
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,807,035
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,500,000		1,697,445
Chicago II, Revenue Bonds	5.00	11/1/2028	1,000,000		1,179,770
Chicago II, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000		1,655,033
Chicago II, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000		3,460,674
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000		8,390,036
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000		8,331,675
Chicago Park District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	1/1/2029	2,895,000		3,235,278
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,934,850
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	3,000,000		3,358,500
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000		3,509,790
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000		4,233,888
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	4,270,000		4,643,796
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000		1,499,413
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2023	9,155,000	[d]	10,358,882

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 10.0% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000	1,677,750
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,434,310
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,651,635
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000	4,533,555
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000	4,648,320
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) Ser. A	5.00	6/15/2042	3,500,000	3,672,095
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	4,800,000	5,019,072
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000	5,176,537
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2027	7,500,000	8,332,125
				105,860,124
Indiana - 3.7%
Ball State University, Revenue Bonds, Refunding	4.00	7/1/2035	1,200,000	1,378,608
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2030	1,750,000	2,114,665
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2029	1,225,000	1,489,196
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bonds) Ser. A	5.00	10/1/2028	1,150,000	1,403,794
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	10,000,000	10,874,700
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,567,210
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,470,260
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	8,881,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Indiana - 3.7% (continued)
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2035	3,400,000	3,798,854
				38,978,412
Iowa - .8%
Iowa Finance Authority, Revenue Bonds (Genesis Health System Obligated Group)	5.00	7/1/2023	2,500,000	2,802,450
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2033	5,105,000	5,935,481
				8,737,931
Kentucky - 3.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,799,460
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	9,000,000	9,804,960
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	18,250,000	20,168,622
				33,773,042
Louisiana - 2.6%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,817,985
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp.) Ser. A	6.50	8/1/2029	2,500,000	2,582,450
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	4,250,000	4,906,922
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	4,068,960
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,819,315
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,788,480
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000	3,665,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Louisiana - 2.6% (continued)
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,003,020
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,222,394
				27,875,168
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000	1,358,425
Maryland - .5%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds Refunding (Goucher College) Ser. A	5.00	7/1/2034	1,000,000	1,077,430
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000	1,139,480
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,600,000	2,610,296
				4,827,206
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2030	4,420,000	5,345,283
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2031	4,710,000	5,679,318
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,174,670
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,119,550
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,119,240
				17,438,061
Michigan - 4.9%
Brighton Area School District, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. II	0.00	5/1/2020	1,055,000	[f] 1,048,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Michigan - 4.9% (continued)
Detroit Community Schools a Public School Academy, Revenue Bonds	5.75	11/1/2035	715,000	521,807
Detroit School District, GO, Ser. A	6.00	5/1/2020	1,000,000	1,019,230
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,635,300
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,057,959
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2041	2,500,000	2,656,750
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,823,100
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	3,000,000	3,448,140
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000	1,730,655
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,729,015
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,191,240
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	5,994,450
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,380,745
Monroe County Economic Development Corp., Revenue Bonds, Refunding (DTE Electric Project) (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000	2,297,800
Wayne County Airport Authority, Revenue Bonds	5.00	12/1/2038	5,000,000	6,118,800
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	2,021,776
				51,675,215

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Minnesota - .4%
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[f] 4,160,458
Missouri - 1.1%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,000,000	2,336,020
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,512,130
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000	4,564,400
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,184,710
				11,597,260
Nebraska - 1.1%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	4,266,372
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,912,035
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000	1,589,401
				11,767,808
Nevada - 1.4%
Clark County, GO	5.00	11/1/2038	8,410,000	9,440,730
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000	2,700,925
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,390,260
				14,531,915
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c] 2,104,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New Jersey - 3.6%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000		2,470,028
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,610,546
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,573,960
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		4,052,930
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health)	5.00	7/1/2029	1,000,000		1,132,860
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,276,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,408,390
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,931,450
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	10,595,000		12,292,743
				37,749,007
New York - 4.2%
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,310,250
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; State Street Bank and Trust Co.) Ser. B	1.16	6/15/2032	2,800,000	[g]	2,800,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2037	5,340,000		6,292,549
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	5,350,000	[f]	818,550
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,419,640
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,404,975
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2043	9,000,000		9,925,020
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	5,000,000		5,850,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 4.2% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	5,000,000	5,699,050
				44,520,884
North Carolina - 1.1%
Charlotte Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,606,300
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	3,050,000	3,548,217
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000	2,288,880
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000	2,147,608
				11,591,005
Ohio - 1.6%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	5,000,000	5,341,000
Butler County, Revenue Bonds (Kettering Health Network Obligated Group Project)	6.38	4/1/2036	2,000,000	2,126,200
Cleveland, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000	1,154,430
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000	2,291,280
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000	3,664,983
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000	2,222,120
The Ohio State University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000	45,996
				16,846,009
Oregon - .2%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2038	1,750,000	[b] 2,102,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 8.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000		2,098,696
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000		2,725,918
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,882,567
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2046	1,750,000		1,983,800
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		4,283,230
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,534,100
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	1.60	9/1/2023	8,000,000	[a]	8,013,920
Lancaster County Hospital Authority, Revenue Bonds, Refunding ( The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		10,754,533
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000		5,799,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,574,775
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,760,600
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	3,000,000		3,273,960
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,337,540
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,861,240
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,970,535
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia)	5.00	4/1/2022	2,235,000	[d]	2,433,133
The Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2035	3,500,000		4,096,925
The Philadelphia School District, GO, Ser. A	5.00	9/1/2038	1,000,000		1,198,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 8.0% (continued)
The Philadelphia School District, GO, Ser. A	5.00	9/1/2044	8,500,000	10,141,180
				84,724,252
South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	6,325,110
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	12,640,556
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000	8,353,800
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	2,500,000	2,653,300
				29,972,766
Tennessee - .6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,217,800
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	5,000,000	5,568,600
				6,786,400
Texas - 9.6%
Austin Convention Enterprises, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,000,000	1,163,160
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	8,996,103
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,783,065
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,863,025
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,276,520
Dallas, GO, Refunding, Ser. A	5.00	2/15/2026	3,235,000	3,604,534
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2035	3,000,000	3,097,110
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,049,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Texas - 9.6% (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,816,737
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,885,760
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000	1,616,804
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	4,947,210
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000	931,560
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000	4,425,784
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000	1,646,220
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,774,980
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,647,301
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,411,680
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	2,115,922
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2043	7,000,000	7,846,440
Plano Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2026	6,095,000	7,408,412
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	5,000,000	5,568,550
Socorro Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	3,705,000	4,307,359
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,876,200
Texas Public Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2036	2,675,000	3,081,012

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Texas - 9.6% (continued)
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	3,102,578
				101,243,676
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	4,145,369
Utah - .4%
Salt Lake City, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,204,890
Salt Lake City, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,631,435
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,337,772
				4,174,097
Virginia - .2%
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,820,380
Washington - 2.1%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,421,410
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	13,251,937
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	5,000,000	5,436,050
				22,109,397
West Virginia - .4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	4,500,000	4,754,610
Wisconsin - 2.1%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	8,231,300
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,625,200
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,727,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Wisconsin - 2.1% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,420,070
				22,003,749
Total Long-Term Municipal Investments (cost $997,637,399)			1,052,187,575
Total Investments (cost $1,003,438,775)			100.0%	1,058,155,998
Liabilities, Less Cash and Receivables			0.0%	(447,144)
Net Assets			100.0%	1,057,708,854

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $9,653,193 or .91% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	5,968,423	-	5,968,423
Municipal Securities	-	1,052,187,575	-	1,052,187,575

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $54,717,223, consisting of $55,539,375 gross unrealized appreciation and $822,152 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.